Note 15 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ 474,356	$ 374,791
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[1]	400,583	215,935
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[2]	59,710	144,288
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(1,842)	(1,756)
Share swap [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(4,484)	(98)
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		7,764	14,261
Unrealized foreign exchange on European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		6,101	(4,309)
Other derivative options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ 6,524	$ 6,470

[1]	Physical forward contracts and options consist of: • Electricity contracts with a total remaining volume of 32,522,439 MWh, a weighted average price of $42.50/MWh and expiry dates up to December 31, 2027. • Natural gas contracts with a total remaining volume of 86,541,853 GJs, a weighted average price of $3.72/GJ and expiry dates up to October 31, 2023. • Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 3,662,766 MWh and 422,550 tonnes, respectively, a weighted average price of $27.84/REC and $2.50/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. • Electricity generation capacity contracts with a total remaining volume of 5,410 MWCap, a weighted average price of $6,912.86/MWCap and expiry dates up to October 31, 2022. • Ancillary contracts with a total remaining volume of 933,679 MWh, a weighted average price of $19.45/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 15,724,012 MWh, an average price of $49.41/MWh and expiry dates up to January 23, 2023. Natural gas contracts with a total remaining volume of 117,006,333 GJs, an average price of $3.54/GJ and expiry dates up to December 31, 2022. Electricity generation capacity contracts with a total remaining volume of 273 MWCap, a weighted average price of $4,146.69/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 962,506 MWh, a weighted average price of $13.76/MWh and expiry dates up to December 31, 2019.